Income Taxes (Tables)	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Summary of major sources of temporary differences and deferred tax effects
The major sources of these temporary differences and their deferred tax effects were as follows:

September 30,	2013	2012
	(In thousands)
Deferred tax assets
Loan loss reserves	$52,182	$48,932
REO reserves	18,018	24,003
Asset Purchase Tax Basis Difference (net)	20,008	29,165
Delinquent accrued interest	6,536	5,932
Other, net	3,810	958
Total deferred tax assets	100,554	108,990
Deferred tax liabilities
FDIC indemnification asset	8,033	21,050
Federal Home Loan Bank stock dividends	34,367	35,557
Valuation adjustment on available-for-sale securities	3,706	7,731
Loan origination costs	11,980	12,670
Depreciation	19,722	22,313
Deferred gain on forward commitments	—	—
Core deposit intangible	192	1,220
Total deferred tax liabilities	78,000	100,541
Net deferred tax asset	22,554	8,449
Current tax asset	21,446	14,064
Net tax asset	$44,000	$22,513

Schedule of effective income tax rate reconciliation
A reconciliation of the statutory federal income tax rate to the effective income tax rate follows:

Year ended September 30,	2013	2012	2011
Statutory income tax rate	35%	35%	35%
State income tax	2	2	2
Other differences	(2)	(1)	(1)
Effective income tax rate	35%	36%	36%

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income taxes (benefit) are summarized as follows:

	2013	2012
Federal:
Current	$66,756	$57,047
Deferred	10,355	15,589
	77,111	72,636
State:
Current	$5,213	$4,091
Deferred	787	1,001
	6,000	5,092
Total
Current	71,969	61,138
Deferred	11,142	16,590
	$83,111	$77,728

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012
	(In thousands)
Balance at October 1,	$4,509	$4,191
Tax positions related to current year:
Additions	—	—
Reductions	—	—
Tax positions related to prior years:
Additions	234	506
Reductions	(1,293)	—
Settlements with taxing authorities	(302)	—
Lapses in statues of limitations	(3,033)	(188)
Balance at September 30,	$115	$4,509